SUPPLEMENT DATED FEBRUARY 7, 2018
to

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUS DATED MAY 1, 2008
 FOR FUTURITY II

PROSPECTUS DATED JULY 18, 2006
 FOR FUTURITY FOCUS

PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY, FUTURITY ACCOLADE,
FUTURITY FOCUS II AND FUTURITY SELECT FOUR

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
VARIABLE ACCOUNT F

This supplement contains information about the Goldman Sachs Strategic International Equity Fund (the "Fund") that is available under your Contract.

On April 23, 2018, the Fund will change its name to Goldman Sachs International Equity Insights Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.